UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10533

Reserve Municipal Money-Market Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	Quarter Ended February 29, 2008

Item 1.           Schedule of Investments

RESERVE MUNICIPAL MONEY-MARKET TRUST - ARIZONA MUNICIPAL MONEY-MARKET  FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal Amount			Value
	TAX-EXEMPT OBLIGATIONS - 92.8%

	ARIZONA - 88.1%
$30,000	Apache County IDA for Tucson Electric Power, Series 83A, 3.10%, 12/15/18(a)		$30,000
29,000	Apache County IDA for Tucson Electric Power, Series 83C, 3.10%, 12/15/18(a)		29,000
70,000	Arizona HFA for Banner Health System, Series A, 3.45%, 1/1/29(a)		70,000
65,000	Arizona HFA for The Terraces, 3.00%, 12/1/37(a)		65,000
100,000	Arizona School District TAN, 4.50%, 7/30/08		100,389
65,000	Arizona State University Revenue, Series A, 3.14%, 7/1/34(a)		65,000
65,000	Coconino County IDA for Scuff Steel Project, 3.26%, 3/1/27(a)		65,000
25,000	Coconino PCR for Arizona Public Service Co. Project, 3.65%, 11/1/33(a)		25,000
65,000	Maricopa County IDA FNMA for Las Gardenias Apartments, Series A, 3.20%, 4/15/33(a)		65,000
65,000	Maricopa County IDA MHR for San Remo Apartments Project, 3.20%, 9/15/35(a)		65,000
25,000	Mesa IDA for Discovery Health, Series B, 5.10%, 1/1/29(a)		25,000
25,000	Phoenix Civic Improvement Corp. Wastewater System for Sr. Lien, Series A, 2.98% - 3.75%, 7/1/23(a)		25,000
70,000	Phoenix IDA for Southwest Human Development Project, 3.16%, 4/1/28(a)		70,000
65,000	Phoenix IDA MHR for Del Mar Terrace Apartments, Series A, 3.05%, 10/1/29(a)		65,000
65,000	Pima County IDA for GNMA MBS Broadway, Series A, 2.47%, 12/1/25(a)		65,000
65,000	Salt River Pima for Indian Community, 3.00%, 10/1/26(a)		65,000
65,000	Scottsdale IDA for Notre Dame, Series A, 3.40%, 5/1/21(a)		65,000
65,000	Temple IDA for ASUF Brickyard LLC Project, Series A, 3.00%, 7/1/34(a)		65,000
65,000	Yavapai County IDA HRB for Yavapai Regional Medical Center, Series B, 1.73%-3.16%, 12/1/26(a)		65,000
65,000	Yavapai County IDA SWD for Allied Waste North American, Series A, 3.10%, 12/1/17(a)		65,000
65,000	Yuma IDA MHR for El Encanto Apartments Project, 3.04%, 4/15/33(a)		65,000
			1,219,389

	PUERTO RICO - 4.7%
65,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 3.19%, 7/1/29(a)		65,000

	Total Investments (Cost* $1,284,339)	92.8%	1,284,339
	Other Assets less Liabilities	7.2	99,662
	Net Assets	100.0%	$1,384,001

RESERVE MUNICIPAL MONEY-MARKET TRUST - LOUISIANA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal Amount			Value
	TAX-EXEMPT OBLIGATIONS - 82.2%

	LOUISIANA - 78.3%
$120,000	Ascension Parish for BASF Corporation Project, 3.28%, 3/1/25(a)		$120,000
135,000	East Baton Rouge Parish PCR for Exxon Mobil Corp., 3.09%, 11/1/19(a)		135,000
125,000	Jefferson Parish HRB for East Jefferson General, 3.45%, 7/1/09(a)		125,000
100,000	Louisiana HFA Multifamily for New Orleanian, 3.05%, 12/1/25(a)		100,000
125,000	Louisiana Local Govt. Environment Facilities CDA for Shreveport Utility Systems Project, 3.40%, 10/1/26(a)		125,000
120,000	Louisiana Local Govt. Environment Facilities CDA for South Extrusion Inc. Project, 3.25%, 12/1/17(a)		120,000
125,000	Louisiana Local Govt. Environment Facilities CDA for University of Louisiana-Monroe, Series A, 3.16%, 11/1/34(a)		125,000
120,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 2.30% - 3.76%, 10/1/19(a)		120,000
120,000	Louisiana PFA for Christus Health, Sub-Series C-1, 3.06% - 5.50%, 7/1/31(a)		120,000
100,000	Louisiana PFA Multifamily for River View, 3.04%, 4/1/36(a)		100,000
100,000	Louisiana PFA Multifamily for RMK, 2.99%, 6/15/31(a)		100,000
120,000	Plaquemines Port Harbor & Terminal Facilities for International Marine Terminal Project, Series B, 3.65%, 3/15/25(a)		120,000
120,000	Port New Orleans for Cold Storage Project, 3.40%, 11/1/22(a)		120,000
120,000	Port New Orleans for Steamboat Co. Project, 2.32% - 4.01%, 6/1/30(a)		120,000
120,000	South Louisiana Port Marine Term. For Holnam Inc. Project, 3.06%, 1/1/27(a)		120,000
110,000	South Louisiana Port Marine Term. For Occidental Petroleum Corp., 2.90%, 7/1/21(a)		110,000
110,000	St. James Parish PCR for Occidental Petroleum Corp., 3.00%, 7/1/18(a)		110,000
			1,990,000

	PUERTO RICO - 3.9%
100,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/8		100,339

	Total Investments (Cost* $2,090,339)	82.2%	2,090,339
	Other Assets less Liabilities	17.8	452,348
	Net Assets	100.0%	$2,542,687

RESERVE MUNICIPAL MONEY-MARKET TRUST - MINNESOTA MUNICIPAL MONEY-MARKET FUND SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal Amount			Value
	TAX-EXEMPT OBLIGATIONS - 80.4%

	CALIFORNIA - 4.5%
$440,000	California Statewide CDA for Goodwill of Santa Cruz, 2.99%, 2/1/38(a)		$440,000

	MINNESOTA - 66.6%
450,000	Andover Senior Housing for Presbyterian Homes Inc. Project, 3.20%, 11/15/33(a)		450,000
250,000	Cohasset for Minnesota Power & Light Co. Project, Series B, 3.00%, 6/1/13(a)		250,000
200,000	Cohasset for Minnesota Power & Light Co. Project, Series C, 3.00%, 6/1/13(a)		200,000
470,000	Minneapolis HCR for Fairview Health Services, Series C, 3.70%, 11/15/26(a)		470,000
400,000	Minneapolis Revenue for Guthrie Theater Project, Series A, 2.96%, 10/1/23(a)		400,000
464,000	Minnesota HEA for Residential Housing, Series C, 3.00%, 1/1/35(a)		464,000
465,000	Minnesota State EFA for Carleton College, Series 6-D, 3.05%, 4/1/35(a)		465,000
250,000	Minnesota State EFA for Trustees of Hamline University, Series 6-E3, 1.22%, 10/1/16(a)		250,000
450,000	Minnesota State EFA for University of St. Thomas, Series 5-C, 3.05%, 4/1/25(a)		450,000
580,000	Minnesota State EFA for William Mitchell College of Law, Series 5-S, 3.16%, 10/1/33(a)		580,000
105,000	Roseville Commercial Development Revenue for Berger Transfer and Storage, Series F, 3.11%, 12/1/15(a)		105,000
215,000	St. Louis Park Revenue for Catholic Finance Corp., 3.19%, 10/1/25(a)		215,000
210,000	St. Paul HDA for District Heating Revenue, 2.90%, 12/1/12(a)		210,000
400,000	St. Paul HDA for Science Museum of Minnesota, Series A, 3.02%, 5/1/27(a)		400,000
580,000	St. Paul HDA MHR for Highland Ridge Project, 3.20%, 10/1/33(a)		580,000
465,000	University of Minnesota, Series A, 3.23%, 1/1/34(a)(b)		465,000
580,000	Winona Port Authority IDR for Bay Street Milling Company Project, Series A, 3.15%, 6/1/11(a)		580,000
			6,534,000
	PENNSYLVANIA - 4.7%
465,000	Cumberland County Municipal Authority for Asbury Atlantic Inc., 3.00%, 1/1/41(a)		465,000

	PUERTO RICO - 4.6%
200,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08		200,687
250,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 3.19%, 7/1/29(a)		250,000
			450,687
	Total Investments (Cost* $7,889,687)
	Other Assets less Liabilities	80.4%	7,889,687
	Net Assets	19.6	1,923,504
		100.0%	$9,813,191

Security Type Abbreviations

CDA	-	Community Development Authority
EFA	-	Education Facilities Authority
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation Bonds
HCR	-	Health Care Revenue
HDA	-	Housing Development Authority
HEA	-	Higher Education Assistance Agency
HFA	-	Housing Finance Authority Revenue Bonds
HRB	-	Hospital Revenue Bonds
IDA	-	Industrial Development Authority Revenue Bonds
IDR	-	Industrial Development Agency Revenue Bonds
MBS	-	Mortgage Backed Securities
MHR	-	Multifamily Housing Revenue Bonds
PCR	-	Pollution Control Revenue Bonds
PFA	-	Public Facilities Authority
SWD	-	Solid Waste Disposal
TAN	-	Tax Anticipation Note
TRANS	-	Tax & Revenue Anticipation Notes

(a)  Variable rate securities.  The interest rates shown are, as reported on February 29, 2008, subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

*  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

Item 2.         Controls and Procedures

(a)         It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of its series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.         Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Municipal Money-Market Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        April 29, 2008

*  Print the name and title of each signing officer under his or her signature.